VCA-2

Schedule of Investments (unaudited)

as of September 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 3.9%
Airbus SE (France)	13,010	$1,689,456
Boeing Co. (The)	10,885	4,141,416
United Technologies Corp.	17,730	2,420,500

		8,251,372

Banks — 9.9%
Bank of America Corp.	138,941	4,052,909
BB&T Corp.	28,751	1,534,441
Citigroup, Inc.	49,268	3,403,433
JPMorgan Chase & Co.	54,307	6,391,391
PNC Financial Services Group, Inc. (The)	18,380	2,576,141
SunTrust Banks, Inc.	22,711	1,562,517
Wells Fargo & Co.	31,409	1,584,270

		21,105,102

Beverages — 1.1%
PepsiCo, Inc.	16,657	2,283,675

Building Products — 1.2%
Johnson Controls International PLC	57,688	2,531,926

Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)	10,467	2,169,076

Chemicals — 2.4%
FMC Corp.	22,706	1,990,862
Linde PLC (United Kingdom)	16,122	3,123,154

		5,114,016

Communications Equipment — 1.1%
Cisco Systems, Inc.	30,471	1,505,572
Nokia OYJ (Finland), ADR	178,879	905,128

		2,410,700

Consumer Finance — 2.0%
Capital One Financial Corp.	29,849	2,715,662
SLM Corp.	168,496	1,486,977

		4,202,639

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	40,898	1,547,580
Verizon Communications, Inc.	54,821	3,308,996

		4,856,576

Electric Utilities — 2.8%
American Electric Power Co., Inc.	41,306	3,869,959
Exelon Corp.	44,822	2,165,351

		6,035,310

Electrical Equipment — 1.0%
Emerson Electric Co.	32,235	2,155,232

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	38,690	1,322,037

Entertainment — 3.9%
Netflix, Inc.*	7,538	2,017,320
Walt Disney Co. (The)	47,735	6,220,825

		8,238,145

Equity Real Estate Investment Trusts (REITs) — 3.5%
American Campus Communities, Inc.	32,184	1,547,407
American Tower Corp.	19,188	4,243,042
Boston Properties, Inc.	12,627	1,637,217

		7,427,666

Food & Staples Retailing — 1.8%
Walmart, Inc.	32,911	3,905,877

Food Products — 2.1%
Conagra Brands, Inc.	41,310	1,267,391
Mondelez International, Inc. (Class A Stock)	57,750	3,194,730

		4,462,121

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	19,999	2,745,263

Health Care Providers & Services — 1.7%
Cigna Corp.	8,710	1,322,091
Laboratory Corp. of America Holdings*	13,177	2,213,736

		3,535,827

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	10,248	2,200,348

Household Products — 1.6%
Procter & Gamble Co. (The)	27,743	3,450,674

Insurance — 3.2%
Brighthouse Financial, Inc.*	19,281	780,302
Chubb Ltd. (Switzerland)	22,440	3,622,713
MetLife, Inc.	49,754	2,346,399

		6,749,414

Interactive Media & Services — 4.6%
Alphabet, Inc. (Class A Stock)*	4,643	5,669,753
Facebook, Inc. (Class A Stock)*	16,009	2,850,883
Tencent Holdings Ltd. (China), ADR	29,333	1,221,133

		9,741,769

Internet & Direct Marketing Retail — 3.2%
Alibaba Group Holding Ltd. (China), ADR*	17,655	2,952,446
Amazon.com, Inc.*	2,161	3,751,301

		6,703,747

IT Services — 4.4%
Adyen NV (Netherlands), 144A*	4,044	2,660,043
FleetCor Technologies, Inc.*	9,782	2,805,282
Mastercard, Inc. (Class A Stock)	14,314	3,887,253

		9,352,578

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	6,794	2,066,871

Media — 2.0%
Comcast Corp. (Class A Stock)	79,831	3,598,782
Liberty Global PLC (United Kingdom) (Class C Stock)*	30,838	733,636

		4,332,418

Multiline Retail — 0.4%
Dollar Tree, Inc.*	6,807	777,087

Multi-Utilities — 1.2%
Ameren Corp.	31,685	2,536,384

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	38,603	4,578,316
Noble Energy, Inc.	45,642	1,025,119
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	48,662	2,863,759
Suncor Energy, Inc. (Canada)	67,788	2,140,745
Williams Cos., Inc. (The)	58,791	1,414,511

		12,022,450

Pharmaceuticals — 6.0%
AstraZeneca PLC (United Kingdom), ADR	99,129	4,418,179
Bristol-Myers Squibb Co.	29,953	1,518,917
Elanco Animal Health, Inc.*	27,522	731,810
Eli Lilly & Co.	16,794	1,878,073
Merck & Co., Inc.	21,631	1,820,898
Pfizer, Inc.	63,901	2,295,963

		12,663,840

Road & Rail — 1.2%
Union Pacific Corp.	16,342	2,647,077

Semiconductors & Semiconductor Equipment — 4.9%
Broadcom, Inc.	6,520	1,799,976
NVIDIA Corp.	16,797	2,923,854
QUALCOMM, Inc.	49,231	3,755,341
Texas Instruments, Inc.	14,052	1,816,080

		10,295,251

Software — 6.1%
Adobe, Inc.*	10,824	2,990,130
Microsoft Corp.	40,086	5,573,157
salesforce.com, Inc.*	19,846	2,945,940
SAP SE (Germany), ADR	12,235	1,442,139

		12,951,366

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	1,565	258,851
Lowe’s Cos., Inc.	15,663	1,722,304
Ross Stores, Inc.	21,752	2,389,457

		4,370,612

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	24,479	5,482,562

Textiles,Apparel & Luxury Goods — 2.9%
Lululemon Athletica, Inc. (Canada)*	17,872	3,440,896
NIKE, Inc. (Class B Stock)	28,892	2,713,537

		6,154,433

Trading Companies & Distributors — 0.7%
United Rentals, Inc.*	11,898	1,482,967

TOTAL COMMON STOCKS (cost $145,372,882)		208,734,408

SHORT-TERM INVESTMENT — 1.6%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,327,994)(a)	3,327,994	3,327,994

TOTAL INVESTMENTS — 100.0% (cost $148,700,876)		212,062,402
Liabilities in excess of other assets — (0.0)%		(10,350)

NET ASSETS — 100.0%		$212,052,052

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).